TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade and other current payables	$ 3,885,000	$ 6,205,000
Accruals and other liabilities	7,552,000	8,585,000
Amounts payable for financial assets	800,000	0
Payroll taxes	405,000	368,000
Employee related social insurance	110,000	103,000
Deferred income	50,000	114,000	$ 141,000
Total trade and other payables	$ 12,802,000	$ 15,375,000